Earnings (losses) per share (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Net income (loss) attributable to shareholders of Petrobras		$ 8,121	$ (417)	$ 8,301	$ (10,132)
Weighted average number of outstanding shares		13,044,201,261	13,044,201,261	13,044,201,261	13,044,201,261
Basic and diluted earnings (losses) per share - in U.S. dollars		$ 0.62	$ (0.03)	$ 0.64	$ (0.78)
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars	[1]	$ 1.24	$ (0.06)	$ 1.28	$ (1.56)
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Net income (loss) attributable to shareholders of Petrobras		$ 4,633	$ (238)	$ 4,736	$ (5,781)
Weighted average number of outstanding shares		7,442,231,382	7,442,231,382	7,442,231,382	7,442,231,382
Basic and diluted earnings (losses) per share - in U.S. dollars		$ 0.62	$ (0.03)	$ 0.64	$ (0.78)
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars	[1]	$ 1.24	$ (0.06)	$ 1.28	$ (1.56)
Preference shares [member]
IfrsStatementLineItems [Line Items]
Net income (loss) attributable to shareholders of Petrobras		$ 3,488	$ (179)	$ 3,565	$ (4,351)
Weighted average number of outstanding shares		5,601,969,879	5,601,969,879	5,601,969,879	5,601,969,879
Basic and diluted earnings (losses) per share - in U.S. dollars		$ 0.62	$ (0.03)	$ 0.64	$ (0.78)
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars	[1]	$ 1.24	$ (0.06)	$ 1.28	$ (1.56)

[1]	Petrobras' ADSs are equivalent to two shares.